Shareholders' Equity - Assumptions used for the fair value (Details) - July 2021 warrants	Jul. 16, 2021
Standard deviation
Shareholders' Equity
Warrants outstanding, measurement input	110.00
Annual risk-free interest rate
Shareholders' Equity
Warrants outstanding, measurement input	0.79
Required return on equity
Shareholders' Equity
Warrants outstanding, measurement input	17.00
Expected life in years
Shareholders' Equity
Warrants outstanding, measurement input	4.98
Annual turnover rate
Shareholders' Equity
Warrants outstanding, measurement input	0.00
Period risk-free rate
Shareholders' Equity
Warrants outstanding, measurement input	0.07